Class Aand Class P [Member] Expense Example - Class A and Class P - UBS Ultra Short Income Fund	Apr. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	287
Expense Example, with Redemption, 10 Years	670
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	227
Expense Example, with Redemption, 10 Years	$ 536